CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Time charter and voyage revenues	$ 226,771	$ 219,379	$ 231,361
Time charter and voyage expenses	(11,028)	(12,331)	(10,024)
Direct vessel expenses	(10,337)	(6,985)	(6,180)
Vessel operating expenses (management fees entirely through related parties transactions)	(93,732)	(68,188)	(68,871)
General and administrative expenses	(24,012)	(20,984)	(18,458)
Depreciation and amortization	(56,050)	(53,255)	(58,334)
Vessels impairment loss	(71,577)	(36,680)	(44,344)
Interest expense and finance cost, net	(24,159)	(45,254)	(42,766)
Interest income	639	6,172	4,408
Impairment of receivable in affiliated company	(6,900)	0	0
Other income	5,055	1,053	1,554
Other expense	(4,344)	(4,990)	(5,384)
Equity in net earnings of affiliated companies	1,133	(40,071)	3,957
Net loss	$ (68,541)	$ (62,134)	$ (13,081)
Loss per unit:
Common unit (basic and diluted)	$ (6.13)	$ (5.62)	$ (1.18)